INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INVENTORIES [Abstract]
Raw materials		239,284,316	80,712,251
Work-in-progress		103,161,011	92,719,649
Finished goods		369,583,888	354,530,478
Total	117,618,847	712,029,215	527,962,378
Inventories provision	27,046,020	163,728,489	332,337,477	201,662,101
Pledged inventories		206,433,314